Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income (expense)
Finance income	€ 3,531	€ 3,087	€ 3,967
Finance expense	(4,958)	(4,079)	(4,663)
Net finance income (expense) from financial assets held for trading	31	127	32
Income (expense) from derivative financial instruments	351	(14)	(307)
Finance income (expense)	€ (1,045)	€ (879)	€ (971)